SHARE-BASED PAYMENTS - Deferred Shares (Details) shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Deferred stock units of Grant One [member]
IfrsStatementLineItems [Line Items]
Deferred shares outstanding at January	1,168	6,065	7,926
New shares during the period	44	110	153
Shares granted during the period	(214)	(4,964)	(1,901)
Shares forfeited during the period	(109)	(43)	(113)
Deferred shares outstanding at the end of the year	889	1,168	6,065
Restricted shares [member]
IfrsStatementLineItems [Line Items]
Deferred shares outstanding at January	62,545	43,458	23,836
New shares during the period	49,328	20,629	21,066
Shares granted during the period	(12)	(22)
Shares forfeited during the period	(3,007)	(1,520)	(1,444)
Deferred shares outstanding at the end of the year	108,854	62,545	43,458